FIRST INVESTORS LIFE SERIES FUNDS
40 Wall Street
New York, New York 10005
212-858-8000

May 4, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	First Investors Life Series Funds

First Investors Life Series Balanced Income Fund, First Investors Life Series Covered Call Strategy Fund, First Investors Life Series Equity Income Fund, First Investors Life Series Fund For Income, First Investors Life Series Government Fund, First Investors Life Series Government Cash Management Fund, First Investors Life Series Growth & Income Fund, First Investors Life Series International Fund, First Investors Life Series Investment Grade Fund, First Investors Life Series Limited Duration Bond Fund, First Investors Life Series Opportunity Fund, First Investors Life Series Real Estate Fund, First Investors Life Series Select Growth Fund, First Investors Life Series Special Situations Fund, and First Investors Life Series Total Return Fund (the “Funds”)

File Nos. 002-98409; 811-04325

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to the Funds, each a series of First Investors Life Series Funds, does not differ from that contained in Post-Effective Amendment No. 82 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on April 27, 2018.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Mary Carty
Mary Carty
Secretary of First Investors
 Life Series Funds